Financial Risk Management (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 14,690,043	₨ 12,984,551
Cash and cash equivalents
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	5,502,055	2,651,085
Other assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	375,802	350,972
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	8,520,118	9,631,400
Other receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	79,830	139,122
Other investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 212,238	₨ 211,972